Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2015
Registrant Name	Eaton Vance Special Investment Trust
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Jul. 18, 2016
Document Effective Date	Jul. 18, 2016
Prospectus Date	Mar. 01, 2016
Eaton Vance Multisector Income Fund | Class A
Risk/Return:
Trading Symbol	EVBAX
Eaton Vance Multisector Income Fund | Class C
Risk/Return:
Trading Symbol	EVBCX
Eaton Vance Multisector Income Fund | Class I
Risk/Return:
Trading Symbol	EVBIX
Eaton Vance Multisector Income Fund | Class R
Risk/Return:
Trading Symbol	EVBRX
Eaton Vance Multisector Income Fund | Class R6
Risk/Return:
Trading Symbol	EVBSX